Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	RMB INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
RMB Mendon Financial Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RMB Mendon Financial Long/Short Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

RMB FUNDS

RMB Mendon Financial Long/Short Fund
(the “Fund”)

Supplement dated May 1, 2020
to the Fund’s Summary Prospectus and Prospectus dated May 1, 2020

IMPORTANT NOTICE REGARDING INVESTMENT POLICIES
The “Principal Investment Strategies” section of the Fund’s Summary Prospectus, the “Principal Investment Strategies” section within the Fund’s Summary section of the Prospectus, and the “Additional Information About the Funds’ Investments” section of the Fund’s Prospectus is supplemented to include the following:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
As a result of recent market disruptions arising from the rapid and escalating spread of COVID-19, the Fund has adopted a temporary defensive position as provided in the Prospectus. Accordingly, the Fund is expected to maintain a high level of cash and other temporary defensive instruments in its portfolio during this period of market disruption. The Fund will not be achieving its investment objective to the extent it takes such a defensive position.

Supplement Closing [Text Block]	ck0000030126_SupplementClosingTextBlock	Please retain this supplement with your Summary Prospectus and Prospectus for future reference.
RMB Mendon Financial Long/Short Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMBFX
RMB Mendon Financial Long/Short Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMBCX
RMB Mendon Financial Long/Short Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMBIX